Commitments and Contingencies - Contractual Obligations Related to Bank Debt, Interest and Leases on an Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Leases	$ 21,910
Total contractual obligations	427,212
Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Leases	2,533
Total contractual obligations	23,790
1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	4,288
Total contractual obligations	29,258
4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	4,047
Total contractual obligations	363,122
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	11,042
Total contractual obligations	11,042
Revolving Credit Facility Due December 2028
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	355,000
Estimated Interest	50,302
Revolving Credit Facility Due December 2028 | Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Estimated Interest	21,257
Revolving Credit Facility Due December 2028 | 1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Estimated Interest	24,970
Revolving Credit Facility Due December 2028 | 4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	355,000
Estimated Interest	4,075
Revolving Credit Facility Due December 2028 | More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Estimated Interest	$ 0